INCOME TAXES (Details 3) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Net loss carryforward	113,333	90,983
Pre-opening expenses	306	393
Deferred revenue	62,977	48,960
Deferred rent	4,684	5,450
Unfavorable lease	8,759	3,698
Bad debt provision	1,494	1,892
Accrual for customer loyalty program	17,869	3,765
Accrued payroll	2,462	2,001
Other accrued expenses	4,457
Share-based compensation	9,745	12,267
Others	278	1,354
Valuation allowance	(62,868)	(51,596)
Total deferred tax assets	163,496	119,167
Deferred tax liabilities:
Favorable lease	23,545	24,340
Capitalized interest	4,410	1,601
Fair market value for investment	9,485
Others	1,039	281
Total deferred tax liabilities	38,479	26,222
Deferred tax assets are analyzed as:
Current	80,026	51,759
Non-Current	83,470	67,408
Deferred tax liabilities are analyzed as:
Current	701	151
Non-current	37,778	26,071